UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2013

Date of reporting period: 9/30/2013

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.7%

Consumer Discretionary – 16.5%
Auto Components - 1.2%
Drew Industries	114,079	$5,195,158
Fuel Systems Solutions [1]	80,300	1,578,698

		6,773,856

Diversified Consumer Services - 2.6%
American Public Education [1]	132,170	4,996,026
Capella Education [1]	105,000	5,938,800
Lincoln Educational Services	952,893	4,392,837

		15,327,663

Household Durables - 1.1%
Cavco Industries [1]	86,304	4,915,013
Skullcandy [1]	274,403	1,695,810

		6,610,823

Internet & Catalog Retail - 0.3%
Vitacost.com [1]	217,100	1,845,350

Leisure Equipment & Products - 1.4%
Black Diamond [1],[2]	115,400	1,403,264
Callaway Golf	406,412	2,893,653
LeapFrog Enterprises Cl. A [1],[2]	253,900	2,391,738
Smith & Wesson Holding Corporation [1],[2]	157,200	1,727,628

		8,416,283

Media - 0.3%
Saraiva S/A Livreiros Editores	107,300	1,387,062

Specialty Retail - 8.3%
Buckle (The)	76,025	4,109,151
Cato Corporation (The) Cl. A	152,300	4,261,354
Citi Trends [1]	298,786	5,222,780
Destination Maternity	175,000	5,565,000
hhgregg [1],[2]	233,943	4,189,919
Jos. A. Bank Clothiers [1]	63,570	2,794,537
Kirkland’s [1]	290,080	5,349,075
Shoe Carnival	264,100	7,133,341
Stein Mart	504,278	6,918,694
Zumiez [1]	113,400	3,122,469

		48,666,320

Textiles, Apparel & Luxury Goods - 1.3%
Calida Holding	64,000	1,981,534
Perry Ellis International	309,230	5,825,893

		7,807,427

Total		96,834,784

Consumer Staples – 0.5%
Food Products - 0.5%
Asian Citrus Holdings	2,786,100	973,495
Sipef	30,400	2,071,139
Waterloo Investment Holdings [1],[3]	1,303,907	189,979

Total		3,234,613

Energy – 7.6%
Energy Equipment & Services - 5.8%
Canadian Energy Services & Technology	97,800	1,628,338
Dawson Geophysical [1]	87,429	2,838,820
Geospace Technologies [1]	5,412	456,232
Gulf Island Fabrication	207,488	5,085,531
Lamprell [1]	515,400	1,163,962
Natural Gas Services Group [1]	187,475	5,028,079
Tesco Corporation [1]	348,380	5,772,657
TGC Industries	627,040	4,947,346
Total Energy Services	394,600	6,868,771

		33,789,736

Oil, Gas & Consumable Fuels - 1.8%
Contango Oil & Gas	34,607	1,271,807
Gran Tierra Energy [1]	173,100	1,227,279
Renewable Energy Group [1]	56,300	852,945
Sprott Resource	1,087,300	3,061,182
Triangle Petroleum [1]	433,404	4,256,027
Uranium Resources [1],[2]	55,122	135,049

		10,804,289

Total		44,594,025

Financials – 5.3%
Capital Markets - 2.7%
FBR & Co. [1]	152,816	4,096,997
Gluskin Sheff + Associates	58,700	1,081,623
GMP Capital	330,700	2,061,156
INTL FCStone [1]	232,569	4,756,036
U.S. Global Investors Cl. A	198,700	568,282
Westwood Holdings Group	60,527	2,908,323

		15,472,417

Commercial Banks - 0.7%
Bancorp (The) [1]	63,728	1,129,260
BCB Holdings [1]	1,303,907	343,021
Pacific Continental	208,800	2,737,368

		4,209,649

Insurance - 0.2%
Navigators Group [1]	22,536	1,301,904

Real Estate Management & Development - 1.7%
Brasil Brokers Participacoes	742,200	1,925,574
Kennedy-Wilson Holdings	329,330	6,112,365
Midland Holdings	4,750,000	1,953,674

		9,991,613

Total		30,975,583

Health Care – 8.4%
Biotechnology - 1.1%
Burcon NutraScience [1]	140,303	408,282
Dyax Corporation [1]	423,616	2,906,006
Halozyme Therapeutics [1],[2]	25,700	283,728
Insys Therapeutics [1],[2]	18,300	640,317
Lexicon Pharmaceuticals [1]	1,018,079	2,412,847

		6,651,180

Health Care Equipment & Supplies - 3.8%
Cerus Corporation [1]	555,557	3,727,787
CryoLife	325,589	2,279,123
Exactech [1]	135,317	2,726,637
Merit Medical Systems [1]	200,235	2,428,851
SurModics [1]	153,378	3,647,329
Syneron Medical [1]	439,785	3,790,947
Trinity Biotech ADR Cl. A	85,570	1,862,003
Zeltiq Aesthetics [1]	221,069	2,005,096

		22,467,773

Health Care Providers & Services - 2.6%
Bio-Reference Laboratories [1],[2]	45,000	1,344,600
CorVel Corporation [1]	128,521	4,751,421
IPC The Hospitalist [1]	35,724	1,822,281
PDI [1]	322,920	1,556,475
U.S. Physical Therapy	175,160	5,443,973

		14,918,750

Pharmaceuticals - 0.9%
Unichem Laboratories	523,764	1,422,249
Vetoquinol	76,475	2,860,648
Zogenix [1]	530,478	986,689

		5,269,586

Total		49,307,289

Industrials – 21.6%
Aerospace & Defense - 0.6%
AeroVironment [1]	67,000	1,547,700
American Science & Engineering	27,300	1,646,463

		3,194,163

Building Products - 1.8%
AAON	107,308	2,850,100
Quanex Building Products	232,400	4,376,092
WaterFurnace Renewable Energy	157,500	3,325,688

		10,551,880

Commercial Services & Supplies - 1.9%
Courier Corporation	135,418	2,142,313
Ennis	293,449	5,293,820
Heritage-Crystal Clean [1]	58,134	1,047,574
Hudson Technologies [1],[2]	498,600	1,012,158
Team [1]	40,400	1,605,900

		11,101,765

Construction & Engineering - 2.4%
Layne Christensen [1]	206,969	4,131,101
MYR Group [1]	139,200	3,382,560
Severfield-Rowen [1]	3,577,480	3,460,473
Sterling Construction [1]	341,847	3,162,085

		14,136,219

Electrical Equipment - 3.0%
Global Power Equipment Group	354,188	7,122,720
Graphite India	2,131,709	2,569,083
LSI Industries	588,613	4,967,894
Powell Industries [1]	42,100	2,580,309
Voltamp Transformers	115,400	643,313

		17,883,319

Machinery - 6.1%
AIA Engineering	172,693	877,050
Foster (L.B.) Company	122,146	5,586,958
FreightCar America	227,391	4,702,446
Gorman-Rupp Company	44,670	1,792,160
Graham Corporation	205,620	7,429,051
Kadant	133,631	4,488,665
Key Technology [1]	259,129	3,599,302
RBC Bearings [1]	44,122	2,907,199
Semperit AG Holding	97,642	4,491,231

		35,874,062

Professional Services - 2.9%
CRA International [1]	209,706	3,904,726
Exponent	37,297	2,679,416
GP Strategies [1]	230,708	6,049,164
Kforce	103,600	1,832,684
Resources Connection	191,800	2,602,726

		17,068,716

Road & Rail - 2.5%
Marten Transport	426,770	7,319,106
Patriot Transportation Holding [1]	219,240	7,416,889

		14,735,995

Trading Companies & Distributors - 0.4%
Houston Wire & Cable	186,700	2,514,849

Total		127,060,968

Information Technology – 13.0%
Communications Equipment - 2.3%
Anaren [1]	167,384	4,268,292
COM DEV International [1]	303,700	1,211,793
Digi International [1]	298,084	2,983,821
KVH Industries [1]	255,100	3,520,380
Parrot [1]	45,520	1,450,250

		13,434,536

Computers & Peripherals - 0.8%
Avid Technology [1]	82,093	492,558
Super Micro Computer [1]	314,311	4,255,771

		4,748,329

Electronic Equipment, Instruments & Components - 1.2%
Electro Rent	141,200	2,561,368
Fabrinet [1]	217,969	3,670,598
Neonode [1],[2]	110,965	712,395

		6,944,361

Internet Software & Services - 0.7%
QuinStreet [1]	320,700	3,030,615
World Energy Solutions [1]	428,700	1,414,710

		4,445,325

IT Services - 0.9%
CSE Global	1,592,500	1,142,442
EPAM Systems [1]	76,248	2,630,556
Forrester Research	37,194	1,367,251

		5,140,249

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Energy Industries [1]	169,300	2,966,136
ATMI [1]	291,100	7,719,972
AXT [1]	1,102,947	2,580,896
Cascade Microtech [1]	10,300	92,391
GSI Technology [1]	513,861	3,612,443
Integrated Silicon Solution [1]	455,899	4,964,740
M/A-COM Technology Solutions Holdings [1]	163,742	2,786,889
Mindspeed Technologies [1]	262,795	798,897
Rudolph Technologies [1]	56,893	648,580
Sigma Designs [1]	626,545	3,502,386
Ultra Clean Holdings [1]	275,076	1,900,775

		31,574,105

Software - 1.8%
Monotype Imaging Holdings	155,942	4,469,298
TeleNav [1]	296,400	1,730,976
VASCO Data Security International [1]	546,829	4,314,481

		10,514,755

Total		76,801,660

Materials – 9.8%
Chemicals - 2.3%
C. Uyemura & Co.	33,700	1,419,381
FutureFuel Corporation	196,100	3,521,956
LSB Industries [1]	60,500	2,028,565
Quaker Chemical	62,488	4,564,748
Societe Internationale de Plantations d’Heveas	28,985	2,254,711

		13,789,361

Metals & Mining - 7.5%
Alamos Gold	162,900	2,530,363
Allied Nevada Gold [1],[2]	55,829	233,365
Argonaut Gold [1]	135,100	789,575
Bear Creek Mining [1]	487,200	1,097,329
Endeavour Mining [1]	1,395,200	921,058
Endeavour Silver [1],[2]	587,200	2,524,960
Geodrill [1]	1,217,200	1,110,789
Gold Standard Ventures [1]	700,000	430,500
Goldgroup Mining [1]	652,000	69,628
Haynes International	81,170	3,679,436
Horsehead Holding Corporation [1]	443,003	5,519,817
Imdex	782,292	642,224
International Tower Hill Mines [1]	44,000	13,772
Lumina Copper [1]	290,000	1,478,084
McEwen Mining [1],[2]	1,042,296	2,501,510
Olympic Steel	203,228	5,645,674
Phoscan Chemical [1]	2,968,200	806,850
Pilot Gold [1]	1,669,325	1,782,688
Quaterra Resources [1]	895,000	134,250
Silvercorp Metals	486,600	1,591,182
Synalloy Corporation	126,641	2,074,380
Timmins Gold [1]	918,500	1,533,895
Universal Stainless & Alloy Products [1]	190,736	6,204,642
Western Copper and Gold [1]	720,000	504,000

		43,819,971

Total		57,609,332

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
Alterra Power [1]	1,844,000	537,061

Total		537,061

Miscellaneous [4] – 4.9%
Total		28,997,354

TOTAL COMMON STOCKS
(Cost $428,135,171)		515,952,669

REPURCHASE AGREEMENT – 12.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $72,671,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 3/31/15, valued at
$74,125,000)
(Cost $72,671,000)		72,671,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.7%
U.S. Treasury Notes
0.75%-2.125%
due 5/15/14-6/30/17	$156,445	156,819
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)		15,745,049

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $15,901,868)		15,901,868

TOTAL INVESTMENTS – 102.8%
(Cost $516,708,039)		604,525,537

LIABILITIES LESS CASH AND OTHER ASSETS – (2.8)%		(16,192,859)

NET ASSETS – 100.0%		$588,332,678

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2013 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.6%

Consumer Discretionary – 28.9%
Automobiles - 1.0%
Thor Industries	154,015	$8,939,031

Media - 1.3%
Saga Communications Cl. A	127,737	5,668,968
World Wrestling Entertainment Cl. A	623,158	6,337,517

		12,006,485

Specialty Retail - 15.6%
American Eagle Outfitters	675,615	9,451,854
Ascena Retail Group [1]	763,980	15,226,121
Buckle (The)	507,824	27,447,887
Cato Corporation (The) Cl. A	493,311	13,802,842
GameStop Corporation Cl. A	89,272	4,432,355
Genesco [1]	4,600	301,668
Guess?	522,454	15,595,252
Jos. A. Bank Clothiers [1]	475,362	20,896,913
Shoe Carnival	786,543	21,244,526
Stein Mart	1,157,530	15,881,312

		144,280,730

Textiles, Apparel & Luxury Goods - 11.0%
Barry (R.G.)	165,060	3,121,285
Crocs [1]	1,368,778	18,629,069
Deckers Outdoor [1]	278,122	18,333,802
G-III Apparel Group [1]	502,794	27,447,525
Steven Madden [1]	319,068	17,175,430
Vera Bradley [1],[2]	842,270	17,317,071

		102,024,182

Total		267,250,428

Consumer Staples – 3.1%
Food & Staples Retailing - 0.9%
Village Super Market Cl. A	209,664	7,971,426

Personal Products - 2.2%
Inter Parfums	197,975	5,937,270
Nu Skin Enterprises Cl. A	149,477	14,310,928

		20,248,198

Total		28,219,624

Energy – 6.6%
Energy Equipment & Services - 6.0%
Helmerich & Payne	34,400	2,371,880
Matrix Service [1]	856,104	16,796,760
Oil States International [1]	81,386	8,420,196
Unit Corporation [1]	595,443	27,682,145

		55,270,981

Oil, Gas & Consumable Fuels - 0.6%
Cimarex Energy	61,518	5,930,335

Total		61,201,316

Financials – 12.8%
Capital Markets - 2.2%
Federated Investors Cl. B	742,801	20,174,475

Commercial Banks - 1.5%
City Holding Company	321,440	13,899,065

Insurance - 5.1%
Allied World Assurance Company Holdings	157,325	15,636,532
Aspen Insurance Holdings	314,303	11,406,056
Montpelier Re Holdings	266,121	6,932,452
Reinsurance Group of America	201,000	13,464,990

		47,440,030

Thrifts & Mortgage Finance - 4.0%
Genworth MI Canada	834,700	23,475,811
TrustCo Bank Corp. NY	2,202,423	13,126,441

		36,602,252

Total		118,115,822

Health Care – 6.3%
Health Care Providers & Services - 6.3%
Chemed Corporation	248,377	17,758,956
Magellan Health Services [1]	281,823	16,898,107
MEDNAX [1]	122,910	12,340,164
U.S. Physical Therapy	375,361	11,666,220

Total		58,663,447

Industrials – 8.4%
Aerospace & Defense - 1.6%
Cubic Corporation	272,300	14,617,064

Commercial Services & Supplies - 1.5%
UniFirst Corporation	129,212	13,492,317

Machinery - 2.7%
Alamo Group	337,187	16,491,816
Kennametal	94,195	4,295,292
Miller Industries	237,837	4,038,472

		24,825,580

Road & Rail - 0.7%
Knight Transportation	404,500	6,682,340

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies	345,853	17,811,430

Total		77,428,731

Information Technology – 21.0%
Communications Equipment - 5.5%
NETGEAR [1]	901,245	27,812,421
Plantronics	353,630	16,284,661
TESSCO Technologies	200,375	6,752,638

		50,849,720

Electronic Equipment, Instruments & Components - 7.7%
Fabrinet [1]	1,707,484	28,754,030
Key Tronic[1],[5]	614,672	6,324,975
Littelfuse	19,931	1,559,003
MTS Systems	45,200	2,908,620
Rofin-Sinar Technologies [1]	211,380	5,117,510
Vishay Intertechnology [1]	2,092,653	26,974,297

		71,638,435

IT Services - 3.8%
Convergys Corporation	968,992	18,168,600
ManTech International Cl. A	591,385	17,008,232

		35,176,832

Office Electronics - 1.2%
Zebra Technologies Cl. A [1]	237,266	10,802,721

Semiconductors & Semiconductor Equipment - 2.8%
GSI Technology [1]	397,915	2,797,343
Integrated Silicon Solution [1]	309,256	3,367,798
IXYS Corporation	751,393	7,250,942
MKS Instruments	245,800	6,535,822
Teradyne [1]	353,800	5,844,776

		25,796,681

Total		194,264,389

Materials – 5.8%
Chemicals - 3.5%
Innophos Holdings	256,530	13,539,653
Innospec	397,968	18,569,187

		32,108,840

Containers & Packaging - 0.4%
UFP Technologies [1]	177,566	4,043,178

Paper & Forest Products - 1.9%
Schweitzer-Mauduit International	293,804	17,783,956

Total		53,935,974

Miscellaneous [4] - 0.7%
Total		6,717,653

TOTAL COMMON STOCKS
(Cost $653,846,852)		865,797,384

REPURCHASE AGREEMENT – 6.9%
Fixed Income Clearing Corporation,
0.00% dated 9/30/13, due 10/1/13,
maturity value $63,402,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 3/31/15, valued at
$64,675,000)
(Cost $63,402,000)		63,402,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0099%)
(Cost $17,129,768)		17,129,768

TOTAL INVESTMENTS – 102.3%
(Cost $734,378,620)		946,329,152

LIABILITIES LESS CASH AND OTHER ASSETS – (2.3)%		(21,004,380)

NET ASSETS – 100.0%		$925,324,772

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2013. Total market value of loaned securities as of September 30, 2013, was as follows:

Market Value
Micro-Cap Portfolio	$14,947,267
Small-Cap Portfolio	$16,952,279

[3]
A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	Includes securities first acquired in 2013 and less than 1% of net assets.
[5]
At September 30, 2013, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Tax Information:
At September 30, 2013, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$516,804,718	$87,720,819	$143,705,049	$55,984,230
Small-Cap Portfolio	734,727,004	211,602,148	223,980,570	12,378,422

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$515,762,690	$–	$189,979	$515,952,669
Cash Equivalents	15,901,868	72,671,000	–	88,572,868
Small-Cap Portfolio
Common Stocks	865,797,384	–	–	865,797,384
Cash Equivalents	17,129,768	63,402,000	–	80,531,768

For the nine months ended September 30, 2013, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Funds recognize transfers between levels as of the end of the reporting period. At September 30, 2013, securities valued at $35,680,179 were transferred from Level 2 to Level 1 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:
		Realized and Unrealized
	Balance as of 12/31/12	Gain (Loss)	Balance as of 9/30/13
Micro-Cap Portfolio
Common Stocks	$190,631	$(652)	$189,979

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2013:
Affiliated	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Company	12/31/12	12/31/12	Purchases	Sales	Gain (Loss)	Income	9/30/13	9/30/13
Small-Cap Portfolio
Key Tronic			$6,621,370	–	–	–	614,672	$6,324,975
								$6,324,975

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 19, 2013

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 19, 2013